Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Value-added tax recoverables	21,880,916	5,384,032
Deposits	2,202,904	2,243,087
Others	2,824,977	1,430,653
Total	26,908,797	9,057,772